Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for 1st PEO ($)	Summary Compensation Table Total for 2nd PEO ($)	Summary Compensation Table Total for 3rd PEO ($)	Compensation Actually Paid to 1st PEO ($) (1)	Compensation Actually Paid to 2nd PEO ($) (1)	Compensation Actually Paid to 3rd PEO ($) (1)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (1)	Value of Initial Fixed $100 Investment Based On:	Net Income (Loss) ($) (thousands)
									Total Shareholder Return ($)
2024	$402,581	$568,050	NA	$424,715	$535,400	NA	$390,100	$389,238	$6.34	$(16,490)
2023	$516,529	NA	NA	$(176,056)	NA	NA	$318,280	$(319,681)	$7.31	$(28,029)
2022	$1,246,956	NA	$643,455	$59,375	NA	$341,629	$567,861	$669,260	$30.25	$(32,629)

(1) Amounts represent compensation actually paid to our principal executive officer (“PEO”) and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described in this section), which includes the individuals indicated above for each year:

Non-PEO NEO Average Total Compensation Amount	$ 390,100	$ 318,280	$ 567,861
Non-PEO NEO Average Compensation Actually Paid Amount	$ 389,238	(319,681)	669,260
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 6.34	7.31	30.25
Net Income (Loss)	(16,490,000)	(28,029,000)	(32,629,000)
Milford [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	402,581	516,529	1,246,956
PEO Actually Paid Compensation Amount	424,715	$ (176,056)	59,375
Scrabis [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	568,050
PEO Actually Paid Compensation Amount	$ 535,400
Ernst [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			643,455
PEO Actually Paid Compensation Amount			$ 341,629